OPERATING LEASE	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
OPERATING LEASE
OPERATING LEASE
9.	OPERATING LEASE

The Group has operating leases primarily for offices. The components of lease expenses are as follows:

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Operating lease expenses	49,357	76,627
Expenses for short-term leases within 12 months	1,104	922
Total lease expenses	50,461	77,549

Supplemental balance sheet information related to operating leases is as follows:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Right-of-use assets	309,085	303,609

Operating lease liabilities, current	127,531	146,134
Operating lease liabilities, non-current	183,365	166,309
Total operating lease liabilities	310,896	312,443

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Weighted average remaining lease term (in years)	3.26	2.90
Weighted average discount rate	4.82%	4.82%

Supplemental cash flow information related to operating leases is as follows:

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	43,391	68,850
Right-of-use assets obtained in exchange for operating lease liabilities	87,503	63,934

Maturities of operating lease liabilities are as follows:

As of June 30,
2022
RMB
Succeeding period in 2022	80,485
2023	124,876
2024	64,381
2025	38,268
2026	25,451
2027	1,834
Thereafter	—
Total undiscounted lease payments	335,295
Less: imputed interest	(22,852)
Total operating lease liabilities	312,443

9.	OPERATING LEASE

The Group has operating leases primarily for offices. The components of lease expenses are as follows:

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Operating lease expenses	83,318	118,027
Expenses for short-term leases within 12 months	1,776	1,408
Total lease expenses	85,094	119,435

Supplemental balance sheet information related to operating leases is as follows:

	As of December 31,	As of September 30,
	2021	2022
	RMB	RMB
Right-of-use assets	309,085	310,445

Operating lease liabilities, current	127,531	150,513
Operating lease liabilities, non-current	183,365	163,800
Total operating lease liabilities	310,896	314,313

	As of December 31,	As of September 30,
	2021	2022
	RMB	RMB
Weighted average remaining lease term (in years)	3.26	2.75
Weighted average discount rate	4.82%	4.81%

9.	OPERATING LEASE (CONTINUED)

Supplemental cash flow information related to operating leases is as follows:

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	70,602	113,978
Right-of-use assets obtained in exchange for operating lease liabilities	193,660	107,771

Maturities of operating lease liabilities are as follows:

As of September 30,
2022
RMB
Succeeding period in 2022	38,417
2023	146,455
2024	78,142
2025	46,149
2026	25,451
2027	1,834
Thereafter	—
Total undiscounted lease payments	336,448
Less: imputed interest	(22,135)
Total operating lease liabilities	314,313